COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 19 – COMMITMENTS AND CONTINGENCIES

Commitments

As of December 31, 2019, commitments outstanding for the purchase of property, plant and equipment approximated $11,021,364.

As of December 31, 2019, commitments outstanding for the purchase of plasma approximated $33,659,897.

The following table sets forth the Company’s material contractual obligations as of December 31, 2019:

	Payments due by period
	Less than	One to	Two to	Three to	Four to
Contractual Obligations	one year	two years	three years	four years	five years
Purchase of plasma commitment(1)	17,633,688	16,026,209	—	—	—
Capital commitment	9,919,228	1,102,136	—	—	—
Total	27,552,916	17,128,345	—	—	—

(1)	See Note 10.

Legal proceedings

PRC Lawsuit

-Dispute with an Individual over a Due-on-demand Loan of Guizhou Taibang

In June 2017, an individual brought a lawsuit against Guizhou Taibang and Guizhou Eakan  Investing Corp. (“Guizhou Eakan”), an entity affiliated with one of Guizhou Taibang’s former noncontrolling shareholders, requesting repayment of RMB14,560,000 (approximately $2,087,030) and related fund possession cost amounting to approximately RMB37,141,600 (approximately $5,323,877). The plaintiff alleged that he entered into an agreement with Guizhou Eakan in May 2007, according to which he provided RMB14,560,000 for Guizhou Eakan to satisfy Guizhou Taibang’s loan request.

On February 28, 2018, the trial was set in Shanghai Pudong New Area People’s Court. In March 2018, the court dismissed the trial for lack of jurisdiction and then transferred the trial to Shanghai No.1 Intermediate People’s Court (“No.1 Court”).

On December 26, 2019, the plaintiff applied for withdrawal  of action. The No.1 Court granted approval of the plaintiff’s application on December 27, 2019.

As of December 31, 2019, Guizhou Taibang has maintained RMB14,560,000 (approximately $2,087,030) payable to Guizhou Eakan on its balance sheet.

- Dispute with an Individual over Capital Injection into Guizhou Taibang

In January 2019, another individual who claimed to be a strategic investor of Guizhou Taibang brought a lawsuit against Guizhou Taibang, requesting to register her alleged ownership interest in Guizhou Taibang with the local Administration for Market Regulation (“AMR”, formerly known as the Administration of Industry and Commerce). The plaintiff alleged that she entered into an Equity Purchase Agreement with Guizhou Taibang in May 2007, according to which she paid RMB11,200,000 (approximately $1,605,408) to Guizhou Taibang in exchange for approximately 4.71% of Guizhou Taibang’s equity interests.

On March 14, 2019, Shanghai Xuhui District People’s Court notified Guiyang Dalin Biologic Technologies Co., Ltd., requesting its participation in the action as a third party in the case. On January 2, 2020, the plaintiff applied for withdrawal of action. Shanghai Xuhui District People’s Court granted approval of the plaintiff’s application on January 2, 2020.

- Dispute with an Individual over a Technical Cooperation Development Contract of TianXinFu

On March 20, 2015, an individual brought a lawsuit against TianXinFu, alleging that he was entitled to 15% of the profits of TianXinFu from selling biomaterial products during the period from January 1, 2000 to August 31, 2014 pursuant to a technical cooperation development contract and other related agreements. The plaintiff requested the payment of RMB10,000,000 by TianXinFu.

On October 15, 2019, Beijing Dongcheng People’s Court ruled that TianXinFu should pay RMB10,000,000 to the plaintiff.

In October 2019, TianXinFu filed an appeal to the Beijing Intellectual Property Court and the first-instance judgment ruled by the Beijing Dongcheng People’s Court is not yet in force accordingly. As of the reporting date, no loss contingency regarding this lawsuit was accrued since it is not probable that a liability will incur and the amount of loss cannot be reasonably estimated.

Cayman Lawsuit

On August 27, 2018, the Company’s former Chairman and CEO Mr. David (Xiaoying) Gao commenced a proceeding against the Company in the Grand Court of the Cayman Islands (the “Court”), principally seeking (a) a declaration that the private placement that was announced by the Company on August 24, 2018 was invalid and void, (b) an order requiring the Company to reverse and/or rescind any transactions carried out pursuant to the private placement, and (c) an injunction to prevent further shares from being issued by the Company to the entities participating in the private placement. The private placement was completed on September 21, 2018. On October 5, 2018, the Company made an application to the Court for dismissal of Mr. Gao’s lawsuit on the ground, among others, that Mr. Gao lacked standing to pursue the claims. On December 13, 2018, the Court granted the Company’s application and dismissed Mr. Gao’s lawsuit. On December 21, 2018, the Court granted Mr. Gao leave to appeal its December 13, 2018 order. Pursuant to the Cayman Islands Court of Appeal Rules, Mr. Gao was required to lodge a Notice of Appeal within 14 days of being granted leave to appeal. As of the date of this report, the Court of Appeal had no record of a Notice of Appeal relating to this case, and the Company has not been served with a Notice of Appeal or any further documents relating to this litigation.